Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

15. LEASES

The Company leases buildings, office facilities, land use rights and batteries in PRC. The Company does not have any finance lease for the years ended December 31, 2024 and 2025. Operating leases result in the recognition of right-of-use (“ROU”) assets and lease liabilities on the balance sheet. ROU assets represent the Company’s right to use the leased asset for the lease term, and lease liabilities represent the obligation to make lease payments. The operating lease expenses were charged to cost of sales, research and development expenses and general and administrative expenses.

A summary of supplemental information related to operating leases as of December 31, 2024 and 2025 was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Operating lease right-of-use assets, net	16,205	9,873	1,405
Operating lease liabilities, current	1,843	1,247	177
Operating lease liabilities, non-current	4,137	2,362	336
Weighted average remaining lease terms	3.22 years	2.37 years
Weighted average discount rate	4.64%	4.62%

Future lease payments under operating leases as of December 31, 2025 were as follows:

As of December 31, 2025
RMB
FY2026	2,246
FY2027	1,528
FY2028	906
FY2029	426
FY2030	293
Total future lease payment	5,399
less: imputed interest	(1,790)
Represent value of future lease payments	3,609